Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net income (loss)	$ 12,429	$ (2,015)	$ 828
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	4,965	4,814	2,964
Fair value of warrants deducted from revenues	4,576	2,895	2,030
Share based compensation	5,546	4,411	2,993
Tax benefit related to exercise of stock options			(71)
Amortization of premium on marketable securities	388	546	454
Realized loss (gain) on sale of marketable securities	480	(34)	(6)
Decrease (increase) in trade receivables	1,069	9,081	(9,257)
Decrease (increase) in other receivables and prepaid expenses	(3,135)	1,100	(411)
Decrease (increase) in inventories	4,037	(10,629)	(6,061)
Increase in deferred taxes	(6,665)	(125)	(181)
Increase in other deposits and long-term assets	(121)	(10)	(217)
Increase (decrease) in trade payables	4,394	(3,635)	2,819
Increase in employees and payroll accruals	1,621	360	1,550
Increase (decrease) in deferred revenues and advances from customers	1,981	(31)	675
Increase (decrease) in other payables and accrued expenses	548	(461)	1,879
Increase (decrease) in accrued severance pay, net	(1)	208	180
Increase in other long-term liabilities	867	203	386
Loss from sale of property, plant and Equipment		228	9
Foreign currency translation gain (loss) on intercompany balances with foreign subsidiaries	389	(916)	393
Net cash provided by operating activities	33,368	5,990	956
Cash flows from investing activities:
Purchase of property, plant and equipment	(7,294)	(5,660)	(5,462)
Proceeds from sale of property, plant and equipment		6
Cash paid in connection with acquisition			(9,206)
Proceeds from (investment in) bank deposits	(500)	(4,500)	22,000
Proceeds from sale marketable securities	40,635	39,353	2,086
Proceeds from maturity of marketable securities	6,564	7,240	4,500
Investment in marketable securities	(22,723)	(83,183)	(11,455)
Net cash provided by (used in) investing activities	16,682	(46,744)	2,463
Cash flows from financing activities:
Proceeds from public offering, net of issuance costs		35,077
Exercise of employee stock options	6,425	2,760	958
Payment of issuance cost related to warrants			(90)
Tax benefit related to exercise of stock options			71
Payment of contingent consideration	(900)	(1,400)
Net cash provided by financing activities	5,525	36,437	939
Foreign currency translation adjustments on cash and cash equivalents	(72)	157	(33)
Increase (decrease) in cash and cash equivalents	55,503	(4,160)	4,325
Cash and cash equivalents at the beginning of the period	18,629	22,789	18,464
Cash and cash equivalents at the end of the period	74,132	18,629	22,789
Supplemental disclosure of cash flow information
Cash paid during the year for income taxes	1,797	853	593
Non-cash investing and financing activities:
Property, plant and equipment acquired by credit	222	427	808
Inventory transferred to be used as property, plant and equipment	591	397	1,090
Issuance expenses on credit			$ 362